ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2023
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Changes in the number of shares issued in fiscal 2021, 2022 and 2023 are as follows:

	Number of shares
	2021	2022	2023
Beginning balance	1,324,629,128	1,285,724,480	1,258,277,087
Cancellation of treasury stock	(38,904,648)	(27,447,393)	(23,427,745)

Ending balance	1,285,724,480	1,258,277,087	1,234,849,342